UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10341
                                                     ---------

                     UBS Tamarack International Fund, L.L.C.
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2009
                                               -------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)




                               SEMI-ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2009 TO JUNE 30, 2009

                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)




                               SEMI-ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2009 TO JUNE 30, 2009



                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital ....................    1

Statement of Operations ..................................................    2

Statements of Changes in Members' Capital ................................    3

Statement of Cash Flows ..................................................    4

Financial Highlights .....................................................    5

Notes to Financial Statements ............................................    6

Schedule of Portfolio Investments ........................................   16

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

ASSETS

Investments in securities, at fair value (cost $123,385,867)      $135,324,406
Cash and cash equivalents                                            3,163,801
Foreign cash, at fair value (cost $1,955,372)                        1,959,872
Unrealized appreciation on derivative contracts                      2,371,029
Receivables:
  Investments sold, not settled                                     10,278,738
  Due from broker                                                   62,592,446
  Dividends                                                             64,593
  Interest                                                                 301
Other assets                                                            49,272
------------------------------------------------------------------------------

TOTAL ASSETS                                                       215,804,458
------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at fair value
  (proceeds of sales $68,239,996)                                   66,811,931
Unrealized depreciation on derivative contracts                      4,428,461
Payables:
  Investments purchased, not settled                                 3,845,003
  Withdrawals payable                                                4,083,362
  Professional fees                                                    185,071
  Dividends                                                            147,951
  Management Fee                                                       140,959
  Interest                                                              70,407
  Administration fee                                                    24,435
  Other liabilities                                                    143,154
------------------------------------------------------------------------------

TOTAL LIABILITIES                                                   79,880,734
------------------------------------------------------------------------------

NET ASSETS                                                        $135,923,724
------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                         $124,578,127
Accumulated net unrealized appreciation/(depreciation) on
  investments in securities, securities sold, not yet
  purchased, derivative contracts, and other assets and
  liabilities denominated in foreign currencies                     11,345,597
------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                  $135,923,724
------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2009 TO JUNE 30, 2009

--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends (less foreign withholding taxes of $393,130)              $ 1,538,466
Interest                                                                173,908
-------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                               1,712,374
-------------------------------------------------------------------------------

EXPENSES

Dividends                                                             1,485,514
Management Fee                                                        1,012,979
Interest                                                                886,823
Professional fees                                                       225,088
Custody fee                                                             194,381
Administration fee                                                       85,886
Other expenses                                                          225,984
-------------------------------------------------------------------------------

TOTAL EXPENSES                                                        4,116,655
-------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                  (2,404,281)
-------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS
Net realized gain/(loss) from:
  Investments                                                        26,567,894
  Securities sold, not yet purchased                                 (5,189,073)
  Derivative contracts and foreign currency transactions              1,088,319
Net change in unrealized appreciation/depreciation from:
  Investments, securities sold, not yet purchased,
    derivative contracts and foreign currency transactions           (4,901,857)
-------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS               17,565,283
-------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS            $15,161,002
-------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

--------------------------------------------------------------------------------

                                         YEAR ENDED DECEMBER 31, 2008 AND PERIOD
                               FROM JANUARY 1, 2009 TO JUNE 30, 2009 (UNAUDITED)

--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
                                                                     ADVISER                MEMBERS                TOTAL
----------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2008                               $ 18,363,598          $1,163,808,337        $1,182,171,935

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income/(loss)                                          31,601               4,727,145             4,758,746
  Net realized gain/(loss) from investments, derivative               (940,594)           (293,594,502)         (294,535,096)
        contracts and foreign currency transactions
   Net change in unrealized appreciation/depreciation                 (229,567)           (107,844,145)         (108,073,712)
        from investments, derivative contracts and foreign
        currency transactions
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL                         (1,138,560)           (396,711,502)         (397,850,062)
      DERIVED FROM OPERATIONS
----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Members' subscriptions                                                      --              16,956,443            16,956,443
Adviser and Members' withdrawals                                   (15,812,857)           (582,206,840)         (598,019,697)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL                        (15,812,857)           (565,250,397)         (581,063,254)
      DERIVED FROM CAPITAL TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2008                             $  1,412,181          $  201,846,438        $  203,258,619
----------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income/(loss)                                         (13,892)             (2,390,389)           (2,404,281)
  Net realized gain/(loss) from investments, securities sold,          247,245              22,219,895            22,467,140
        not yet purchased, derivative contracts and foreign
        currency transactions
   Net change in unrealized appreciation/depreciation                  (13,177)             (4,888,680)           (4,901,857)
        from investments, securities sold, not yet purchased,
        derivative contracts and foreign currency transactions
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL                            220,176              14,940,826            15,161,002
      DERIVED FROM OPERATIONS
----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Adviser and Members' withdrawals                                            --             (82,495,897)          (82,495,897)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL                                                (82,495,897)          (82,495,897)
      DERIVED FROM CAPITAL TRANSACTIONS                                     --
----------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2009                                 $  1,632,357          $  134,291,367        $  135,923,724
----------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2009 TO JUNE 30, 2009

--------------------------------------------------------------------------------


CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations                                          $    15,161,002
Adjustments to reconcile net increase in Member's capital derived from operations to net cash provided by operating activities:
  Purchases of investments                                                                         (1,274,231,875)
  Proceeds from disposition of investments                                                          1,358,365,335
  Proceeds received from securities sold, not yet purchased                                           511,747,067
  Cost to cover securities sold, not yet purchased                                                   (493,274,110)
  Net realized (gain)/loss from investments and securities sold, not yet purchased                    (21,378,821)
  Net change in unrealized appreciation/depreciation from investments, securities
    sold, not yet purchased, derivative contracts and foreign currency transactions                     4,933,782
  Changes in assets and liabilities:
   (Increase) decrease in assets:
    Dividends                                                                                             254,331
    Due from broker                                                                                   (34,458,039)
    Interest                                                                                                7,260
    Investments sold, not settled                                                                      (8,525,384)
    Other assets                                                                                          (44,018)
   Increase (decrease) in payables:
    Administration fee                                                                                    (10,601)
    Dividends                                                                                             131,221
    Interest                                                                                               (4,034)
    Investments purchased, not settled                                                                  1,755,518
    Management Fee                                                                                        (68,297)
    Professional fees                                                                                    (188,815)
    Other liabilities                                                                                      42,596
-----------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                              60,214,118

CASH FLOWS FROM FINANCING ACTIVITIES
Payments on Members' withdrawals                                                                     (105,464,925)
-----------------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                                (105,464,925)

Net decrease in cash and cash equivalents                                                             (45,250,807)
Cash and cash equivalents--beginning of period                                                         48,414,608
-----------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                                          $     3,163,801
-----------------------------------------------------------------------------------------------------------------

SUPPLEMENTAL CASH FLOWS DISCLOSURE:
    Interest paid                                                                                 $       890,857
-----------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                            FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                                       PERIOD FROM
                                     JANUARY 1, 2009                            YEARS ENDED DECEMBER 31,
                                    TO JUNE 30, 2009                            ------------------------
                                       (UNAUDITED)        2008            2007            2006            2005           2004
                                       -----------        ----            ----            ----            ----           ----
         Ratio of net investment
         income (loss) to average
         net assets(b)                   (2.81%)(a)       0.66%          (0.87%)          0.66%           0.30%         (0.55%)

         Ratio of total expenses to
         average net assets(b)            4.81%(a)        2.78%           3.70%           1.77%           1.78%          1.68%

         Ratio of total expenses to
         average net assets after
         Incentive Allocation(b,c)        4.81%(a)        2.78%           5.15%           4.98%           5.84%          4.00%

         Portfolio turnover rate        886.56%         969.14%         500.19%         389.87%         338.96%        402.73%

         Total return(d)                 14.89%         (45.36%)          7.67%          17.69%          20.34%         11.83%

         Total return after
         Incentive Allocation(e)         14.89%         (45.36%)          6.13%          14.15%          16.27%          9.46%

         Average debt ratio(b)              --            0.60%          14.87%           0.39%           1.80%            --

         Net asset value at end of
         period                       $135,923,724    $203,258,619   $1,182,171,935  $1,152,927,258   $723,967,167   $430,461,590

             (a)    Annualized.

             (b) The average net assets used in the above ratios are calculated using pre-tender net assets.

             (c) Ratio of total expenses to average net assets after Incentive Allocation to the Adviser may vary from the above for individual Members due to Incentive Allocation, if applicable, and timing of capital transactions.

             (d) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. An individual member's ratios and return may vary from the above based on the timing of capital transactions.

             (e) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Adviser, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. An individual member's ratios and return may vary from the above based on Incentive
                    Allocation, if applicable and the timing of capital transactions.

   The accompanying notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

1.       ORGANIZATION

         UBS Tamarack International Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on February 14, 2001. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund will seek to achieve its investment objective by investing, both long and short, primarily in equity securities of foreign issuers, with emphasis on mid-sized capitalization issuers in the developed markets outside the United States. The Fund commenced operations on July 2, 2001.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Tamarack Management, L.L.C. (the "Adviser"), a Delaware limited liability company, to provide investment advice to the Fund.

         The Adviser is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") and Reach Capital Management, L.L.C. ("RCMLLC"). UBSFA is the Managing Member of the Adviser and is a direct, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by RCMLLC manage the Fund's investment portfolio on behalf of the Adviser under the oversight of UBSFA's personnel. RCMLLC is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

2.       SIGNIFICANT ACCOUNTING POLICIES

         A.    PORTFOLIO VALUATION

         The Fund adopted the Statement of Financial Accounting Standards No. 157 FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. Under FAS 157, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

         Various inputs are used in determining the fair value of the Fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

         LEVEL 1--quoted prices in active markets for identical securities. LEVEL 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
         LEVEL 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

  2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.    PORTFOLIO VALUATION (CONTINUED)

         Financial Accounting Standards Board ("FASB") Staff Position ("FSP") 157-4 was issued on April 9, 2009. It provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased and provides guidance on identifying circumstances that indicate a transaction is not orderly. This FSP also expands the quantitative disclosures required by FAS 157. For assets and liabilities measured at fair value on a recurring basis during the period, this FSP requires quantitative disclosures about the fair value measurements separately for each major category of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by major category. "Major category" is defined as major security types as described in FSP FAS 115-2. As a result, the Fund shall now include in its FAS 157 tables the following major security types (noted in FSP FAS 115-2), though additional types may also be necessary:

         a. Equity securities (segregated by industry type, company size, or investment objective)
         b. Debt securities issued by the U.S. Treasury and other U.S. government corporations and agencies
         c. Debt securities issued by states of the United States and political subdivisions of the states
         d.  Debt securities issued by foreign governments
         e.  Corporate debt securities
         f.  Residential mortgage-backed securities
         g.  Commercial mortgage-backed securities
         h.  Collateralized debt obligations
         i.  Other debt obligations

         A detailed depiction of the portfolio broken down into the above mentioned FAS 157 levels can be found in the tables following the Schedule of Portfolio Investments.

         Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange.

         Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.     PORTFOLIO VALUATION (CONTINUED)

         valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges.

         Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities.

         If market quotations are not readily available, the fair value of the securities described above are determined in good faith by, or under the supervision of, the Directors in consultation with the Adviser. The Fund holds no such securities at June 30, 2009.

         Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units.

         All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

         On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued as determined in good faith by, or under the supervision of, the Directors. The Fund held no such securities or liabilities at June 30, 2009.

         Foreign-denominated assets may involve more risks than domestic transactions, including political, economic, and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.    PORTFOLIO VALUATION (CONTINUED)

         The fair value of the Fund's assets and liabilities which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members' Capital.

         B.    SECURITIES TRANSACTIONS AND INCOME RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income and expense are recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the interest method. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments and securities sold, not yet purchased from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments and securities sold, not yet purchased. Net realized exchange gain or loss from foreign currency transactions represent net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

         C.    FUND EXPENSES

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; organization costs; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

         D.    INCOME TAXES

         The Fund has reclassified $2,404,281 and $22,467,140 from accumulated net investment loss and accumulated net realized gain on investments, securities sold, not yet purchased, derivative contracts and foreign currency transactions respectively, to net capital contributions during the six month

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         D.    INCOME TAXES (CONTINUED)

         period ended June 30, 2009. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that have been allocated to the Fund's Members as of June 30, 2009 and had no effect on net assets.

         The Fund is subject to the provisions of FASB Interpretation 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004-2007) and the positions to be taken for the federal income tax return to be filed for the tax year ended December 31, 2008 and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended June 30, 2009, the Fund did not incur any interest or penalties.

         Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

         E.    CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         F.    USE OF ESTIMATES

         The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.       RELATED PARTY TRANSACTIONS

         UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services,

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

3.       RELATED PARTY TRANSACTIONS (CONTINUED)

         the Fund pays UBSFA a monthly management fee (the "Management Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Adviser's capital account. The Management Fee is paid to UBSFA out of the Fund's assets and debited against the Members' capital accounts, excluding the Adviser's capital account. A portion of the Management Fee is paid by UBSFA to RCMLLC.

         UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the period from January 1, 2009 to June 30, 2009, UBS FSI and its affiliates earned brokerage commissions of $26,793 from portfolio transactions executed on behalf of the Fund.

         The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Management Fee which is similarly allocated to all Members other than the Adviser as described above. Upon a Member's withdrawal from the Fund and generally, at the end of each fiscal year thereafter, the Adviser is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits (defined as net increase in Member Capital derived from operations) if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member.

         There was no Incentive Allocation for the period from January 1, 2009 to June 30, 2009 and the year ended December 31, 2008. Such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund.

         Initial and additional applications for interests by eligible Members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

3.       RELATED PARTY TRANSACTIONS (CONTINUED)

         each year in March and September. A Member's interest, or portion thereof, in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

         Each Director of the Fund receives a retainer of $7,500 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amounts of $10,000 and $15,000, respectively. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with eleven other UBS funds where UBSFA is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Directors for the period from January 1, 2009 to June 30, 2009 were $26,101, which is included in other expenses.

         As described in the private placement memorandum, certain brokerage arrangements provide that RCMLLC receives soft dollar credits related to brokerage commissions paid by the Fund and other clients. Such credits can be used by RCMLLC for research and related services that would then be paid for, or provided by, the broker. The research services obtained by RCMLLC through the use of soft dollar credits can be for the benefit of the Fund or other accounts managed by RCMLLC.

4.       ADMINISTRATION AND CUSTODIAN FEES

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. The Custodian entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

         PNC Global Investment Servicing (U.S.), Inc. ("PNC"), formerly PFPC Inc., a member of the PNC Financial Services Group, Inc., serves as Administrative and Accounting Agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PNC receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PNC.

5.       SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of investment securities for the period from January 1, 2009 to June 30, 2009 amounted to $1,767,505,985 and $1,870,112,402, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $493,274,110 and $511,747,067, respectively.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

5.       SECURITIES TRANSACTIONS (CONTINUED)

         At December 31, 2008, the tax basis of investments was $159,542,288 resulting in accumulated net unrealized depreciation on investments of $3,985,775 which consists of $24,670,967 gross unrealized appreciation and $28,656,742 gross unrealized depreciation. The difference between the book and tax basis of investments is primarily attributable to wash sales. The tax basis of investments for 2009 will not be finalized by the Fund until after the fiscal year end.

6.       DUE TO BROKERS

         The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. The Fund had no borrowings outstanding for the period from January 1, 2009 to June 30, 2009. The Fund pledges securities in an account at the Custodian, for the benefit of the prime broker, to meet margin requirements as determined by the prime broker. During the period from January 1, 2009 to June 30, 2009 the Fund recorded margin interest expense of $886,823.

 7.      DUE FROM BROKERS

         Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker (Morgan Stanley & Co. Incorporated) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased. Accordingly, the Fund has a concentration of individual counterparty credit risk with the prime broker.

8. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         Derivative contracts serve as components of the Fund's investment strategies and are utilized to structure and hedge investments to enhance performance and reduce risk to the Fund as well as for speculative purposes and other independent profit opportunities. The derivative contracts that the Fund holds include foreign currency forwards and futures contracts, options, and swaps. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

8. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

         Swaps represent agreements that obligate two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or otherwise determined notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Therefore, amounts required for the future satisfaction of the swap may be greater or less than the amount recorded. The ultimate gain or loss depends upon the price or rate at which the underlying financial instrument of the swap is valued at the swap's settlement date. The Fund is subject to the market risk associated with changes in the value of the underlying asset, as well as exposure to credit risk associated with counterparty nonperformance on swap contracts which is limited to the unrealized gains inherent in such contracts which are recognized on the Statement of Assets, Liabilities and Members' Capital. The unrealized gain or loss, rather than the contract amount, represents the approximate cash to be received or paid, respectively. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

         The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio  positions.  The  Fund  may also  purchase  and sell  forward contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

         During the period from January 1, 2009 to June 30,  2009,  the Fund did
         not  trade  any   futures   contracts,   swaps  or  engage  in  options
         transactions.

9.       INDEMNIFICATION

         In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2009

--------------------------------------------------------------------------------

10.      NEW ACCOUNTING PRONOUNCEMENTS

         On January 1, 2009, the Fund adopted the FASB released Statement of Financial Accounting Standards No. 161 DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

11.      SUBSEQUENT EVENT

         Management has evaluated the impact of all subsequent events on the Fund through August 25, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2009


                    INVESTMENTS IN SECURITIES (99.56%)
                    ----------------------------------
      SHARES                                                                                FAIR VALUE
-----------------------------------------------------------------------------------------------------------
                    COMMON STOCK (99.46%)
                    ---------------------
                    BATTERIES/BATTERY SYSTEM (1.63%)
        3,610,910   BYD Electronic International Co., Ltd. - (China) **                     $  2,217,783
                                                                                            ------------
                    BEVERAGES - WINES/SPIRITS (4.08%)
        1,645,599   C&C Group PLC - (Ireland) **                                               5,539,649
                                                                                            ------------
                    BREWERY (4.67%)
          176,007   Anheuser-Busch InBev NV - (Belgium) **,(a)                                 6,354,560
                                                                                            ------------
                    CELLULAR TELECOMMUNICATIONS (2.96%)
          301,173   China Unicom Hong Kong, Ltd. - (Hong Kong) **                              4,017,648
                                                                                            ------------
                    CHEMICALS - DIVERSIFIED (3.25%)
          121,974   Sociedad Quimica y Minera de Chile SA - (Chile) **,(a)                     4,414,239
                                                                                            ------------
                    CHEMICALS - SPECIALTY (3.52%)
            7,823   Givaudan SA - (Switzerland) **                                             4,787,096
                                                                                            ------------
                    COMMERCIAL BANKS - NON US (16.30%)
        7,445,954   Bank Central Asia Tbk PT - (Indonesia) **                                  2,571,343
          143,029   Julius Baer Holding AG - (Switzerland) **,(a)                              5,547,297
        5,373,697   Lloyds Banking Group PLC - (United Kingdom) **,(a)                         6,188,576
        3,321,583   The Governor & Company of the Bank of Ireland - (Ireland) **               7,850,405
                                                                                            ------------
                                                                                              22,157,621
                                                                                            ------------
                    COMMERCIAL SERVICES - FINANCE (0.30%)
           48,159   Companhia Brasileira de Meios de Pagamento - (Brazil) *,**                   414,062
                                                                                            ------------
                    DISTRIBUTION/WHOLESALE (3.91%)
       16,972,878   Inchcape PLC - (United Kingdom) **                                         5,310,839
                                                                                            ------------
                    DIVERSIFIED BANKING INSTITUTION (3.11%)
           92,574   Credit Suisse Group AG - (Switzerland) **                                  4,222,032
                                                                                            ------------
                    DIVERSIFIED FINANCIAL SERVICES (6.62%)
        1,769,604   Irish Life & Permanent PLC - (Ireland) **                                  9,000,174
                                                                                            ------------
                    DIVERSIFIED MINERALS (2.40%)
        4,383,656   OZ Minerals, Ltd. - (Australia) **,(a)                                     3,260,462
                                                                                            ------------
                    ELECTRIC - GENERATION (2.46%)
        4,765,695   Huaneng Power International, Inc. - (China) **                             3,345,189
                                                                                            ------------
                    FOOD - MISCELLANEOUS/DIVERSIFIED (3.99%)
          144,094   Nestle SA - (Switzerland) **                                               5,421,660
                                                                                            ------------
                    HUMAN RESOURCES (2.66%)
          315,884   USG People NV - (Netherlands) **,(a)                                       3,619,901
                                                                                            ------------
                    INTERNET CONTENT-INFO/NETWORK (2.00%)
            9,027   Baidu, Inc. - (Cayman Islands) *,**                                        2,717,939
                                                                                            ------------
                    INTERNET INFRASTRUCTURE SOFTWARE (2.21%)
          163,580   ORC Software AB - (Sweden) **,(a)                                          3,003,318
                                                                                            ------------

     The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2009


      SHARES                                                                                FAIR VALUE
-----------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    INVESTMENT COMPANIES (2.73%)
          813,071   Man Group PLC - (United Kingdom) **,(a)                                 $  3,715,742
                                                                                            ------------
                    MEDICAL - DRUGS (3.24%)
           81,426   Novo Nordisk A/S - (Denmark) **,(a)                                        4,401,654
                                                                                            ------------
                    REAL ESTATE MANAGEMENT/SERVICE (3.06%)
        6,829,287   Midland Holdings, Ltd. - (Hong Kong) **                                    4,159,229
                                                                                            ------------
                    REAL ESTATE OPERATIONS/DEVELOPMENT (6.33%)
        1,881,754   Guangzhou R&F Properties Co., Ltd. - (China) **                            4,224,814
          351,064   Sun Hung Kai Properties, Ltd. - (Hong Kong) **                             4,384,874
                                                                                            ------------
                                                                                               8,609,688
                                                                                            ------------
                    REITS - DIVERSIFIED (2.07%)
          565,490   Shaftesbury PLC - (United Kingdom) **                                      2,810,129
                                                                                            ------------
                    RETAIL - APPAREL/SHOE (0.54%)
           93,761   Mothercare PLC - (United Kingdom) **                                         741,170
                                                                                            ------------
                    RETAIL - BUILDING PRODUCTS (3.87%)
          606,376   Travis Perkins PLC - (United Kingdom) **,(a)                               5,257,683
                                                                                            ------------
                    RETAIL - CONSUMER ELECTRONICS (2.10%)
       11,474,000   Gome Electrical Appliances Holdings, Ltd. - (Hong Kong) **                 2,857,378
                                                                                            ------------
                    RETAIL - MAJOR DEPARTMENT STORES (2.09%)
        3,761,628   New World Department Store China, Ltd. - (Cayman Islands) **               2,839,404
                                                                                            ------------
                    RETAIL - PUBS (1.40%)
        1,137,122   Punch Taverns PLC - (United Kingdom) **,(a)                                1,900,759
                                                                                            ------------
                    STEEL - PRODUCERS (3.14%)
          129,943   ArcelorMittal - (Luxembourg) **                                            4,263,145
                                                                                            ------------
                    VENTURE CAPITAL (2.82%)
          960,989   3i Group PLC - (United Kingdom) **,(a)                                     3,829,904
                                                                                            ------------
                    TOTAL COMMON STOCK (Cost $123,385,867)                                   135,190,057
                                                                                            ------------
                    RIGHTS (0.10%)
                    --------------
                    RETAIL - PUBS (0.10%)
        2,175,447   Punch Taverns PLC - expiring 07/02/09 - (United Kingdom) *,**,(a)            134,349
                                                                                            ------------
                    TOTAL RIGHTS (Cost $--)                                                      134,349
                                                                                            ------------
                    INVESTMENTS IN SECURITIES (Cost $123,385,867)                            135,324,406
                                                                                            ------------
                    SECURITIES SOLD, NOT YET PURCHASED ((49.16)%)
                    ---------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED ((49.16)%)
                    -----------------------------------------------
                    CHEMICALS - DIVERSIFIED ((1.92)%)
          (59,458)  Akzo Nobel NV - (Netherlands) **                                          (2,615,371)
                                                                                            ------------
                    COMMERCIAL BANKS - NON US ((2.93)%)
         (116,847)  Australia & New Zealand Banking Group, Ltd. - (Australia) **              (1,557,733)
          (26,467)  Commonwealth Bank of Australia - (Australia) **                             (834,496)

    The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2009


      SHARES                                                                                FAIR VALUE
-----------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    ------------------------------------------------
                    COMMERCIAL BANKS - NON US (CONTINUED)
          (97,457)  Westpac Banking Corp. - (Australia) **                                  $ (1,595,485)
                                                                                            ------------
                                                                                              (3,987,714)
                                                                                            ------------
                    ENGINEERING/R&D SERVICES ((2.06)%)
         (177,840)  ABB, Ltd. - (Switzerland) **                                              (2,792,982)
                                                                                            ------------
                    INTERNATIONAL EQUITY ((36.54)%)
       (1,084,109)  iShares MSCI EAFE Index Fund                                             (49,663,033)
                                                                                            ------------
                    PUBLISHING - NEWSPAPERS ((1.28)%)
         (370,937)  Daily Mail & General Trust - (United Kingdom) **                          (1,734,892)
                                                                                            ------------
                    RETAIL - CONSUMER ELECTRONICS ((0.51)%)
       (1,823,506)  Dsg International PLC - (United Kingdom) **                                 (690,699)
                                                                                            ------------
                    RETAIL - DISCOUNT ((1.44)%)
         (734,148)  Harvey Norman Holdings, Ltd. - (Australia) **                             (1,958,630)
                                                                                            ------------
                    SOAP AND CLEANING PREPARATION ((1.43)%)
          (42,788)  Reckitt Benckiser Group PLC - (United Kingdom) **                         (1,949,074)
                                                                                            ------------
                    TRANSPORTATION - MARINE ((1.05)%)
             (237)  A P Moller - Maersk A/S - (Denmark) **                                    (1,419,536)
                                                                                            ------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (PROCEEDS $(68,239,996))      (66,811,931)
                                                                                            ------------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(68,239,996))              (66,811,931)
                                                                                            ------------
                    DERIVATIVE CONTRACTS ((1.51)%)
                    ------------------------------
                    CURRENCY FORWARDS ((1.51)%)
                    Purchases Contracts                                                        1,734,632
                    Sale Contracts                                                            (3,792,064)
                                                                                            ------------
                    TOTAL CURRENCY FORWARDS --                                                (2,057,432)
                                                                                            ------------
                    TOTAL DERIVATIVE CONTRACTS - NET --                                       (2,057,432)
                                                                                            ------------
         TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD, NOT YET PURCHASED AND
         DERIVATIVE CONTRACTS -- 48.89%                                                       66,455,043
                                                                                            ------------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 51.11%                                69,468,681
                                                                                            ------------
         TOTAL NET ASSETS -- 100.00%                                                        $135,923,724
                                                                                            ============

*   Non income-producing security.
**  Foreign
(a) Partially or wholly held ($37,525,773 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

    The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2009


DERIVATIVE CONTRACTS
--------------------

FOREIGN CURRENCY FORWARDS
-------------------------
UBS TAMARACK INTERNATIONAL FUND, L.L.C. HAD THE FOLLOWING OPEN FOREIGN CURRENCY FORWARDS AS OF JUNE 30, 2009:
------------------------------------------------------------------------------


                             VALUE ON                                   NET
OPEN FOREIGN CURRENCY        SETTLEMENT                             UNREALIZED
PURCHASE CONTRACTS           DATE            CURRENT VALUE    APPRECIATION/(DEPRECIATION)
-----------------------------------------------------------------------------------------
British Pounds
expiring 08/13/2009          $ 27,025,318     $ 28,334,320          $ 1,309,002
-----------------------------------------------------------------------------------------
Danish Krone
expiring 08/13/2009             2,895,432        2,905,607               10,175
-----------------------------------------------------------------------------------------
Euros
expiring 08/13/2009            51,938,862       52,499,959              561,097
-----------------------------------------------------------------------------------------
Japanese Yen
expiring 08/13/2009             3,237,297        3,228,721               (8,576)
-----------------------------------------------------------------------------------------
Norwegian Krone
expiring 08/13/2009             4,163,217        4,148,076              (15,141)
-----------------------------------------------------------------------------------------
Swedish Krona
expiring 08/13/2009             4,907,317        4,882,804              (24,513)
-----------------------------------------------------------------------------------------
Swiss Francs
expiring 08/13/2009            19,504,447       19,407,035              (97,412)
-----------------------------------------------------------------------------------------
                                                                    $ 1,734,632
                                                                    ===========



                             VALUE ON                                   NET
OPEN FOREIGN CURRENCY        SETTLEMENT                             UNREALIZED
SALE CONTRACTS               DATE            CURRENT VALUE    APPRECIATION/(DEPRECIATION)
-----------------------------------------------------------------------------------------
British Pounds
expiring 08/13/2009           (37,906,137)     (39,907,336)           (2,001,199)
-----------------------------------------------------------------------------------------
Danish Krone
expiring 08/13/2009            (4,045,844)      (4,117,652)              (71,808)
-----------------------------------------------------------------------------------------
Euros
expiring 08/13/2009           (64,236,647)     (65,824,677)           (1,588,030)
-----------------------------------------------------------------------------------------
Japanese Yen
expiring 08/13/2009            (3,192,138)      (3,228,721)              (36,583)
-----------------------------------------------------------------------------------------
Norwegian Krone
expiring 08/13/2009            (4,149,757)      (4,148,076)                1,681
-----------------------------------------------------------------------------------------
Swedish Krona
expiring 08/13/2009            (5,952,079)      (6,036,165)              (84,086)
-----------------------------------------------------------------------------------------
Swiss Francs
expiring 08/13/2009           (32,405,369)     (32,417,408)              (12,039)
-----------------------------------------------------------------------------------------
                                                                    $ (3,792,064)
                                                                    =============

Total net unrealized depreciation on foreign currency forwards      $ (2,057,432)
                                                                    ============


The Fund had outstanding Taiwan Dollar denominated currency used to purchase Taiwanese equity investments. The unrealized gain on this foreign denominated currency was $4,500 at June 30, 2009 and has been included in net change in unrealized appreciation/depreciation from investments, securities sold, not yet purchased, derivative contracts and foreign currency transactions on the Statement of Operations.

    The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2009

The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.


ASSETS TABLE
------------------------------------------------------------------------------------------------------------------------
                                                                                              LEVEL 2         LEVEL 3
                                                          TOTAL FAIR                        SIGNIFICANT     SIGNIFICANT
                                                           VALUE AT           LEVEL 1       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                              JUNE 30, 2009     QUOTED PRICES      INPUTS          INPUTS
-------------------------------------------------------------------------------------------------------------------------
Investments in Securities
    Common Stock
        Batteries/Battery System                          $  2,217,783     $  2,217,783        $       --     $       --
        Beverages - Wines/Spirits                            5,539,649        5,539,649                --             --
        Brewery                                              6,354,560        6,354,560                --             --
        Cellular Telecommunications                          4,017,648        4,017,648                --             --
        Chemicals - Diversified                              4,414,239        4,414,239                --             --
        Chemicals - Specialty                                4,787,096        4,787,096                --             --
        Commercial Banks - Non US                           22,157,621       22,157,621                --             --
        Commercial Services - Finance                          414,062          414,062                --             --
        Distribution/Wholesale                               5,310,839        5,310,839                --             --
        Diversified Banking Institution                      4,222,032        4,222,032                --             --
        Diversified Financial Services                       9,000,174        9,000,174                --             --
        Diversified Minerals                                 3,260,462        3,260,462                --             --
        Electric - Generation                                3,345,189        3,345,189                --             --
        Food - Miscellaneous/Diversified                     5,421,660        5,421,660                --             --
        Human Resources                                      3,619,901        3,619,901                --             --
        Internet Content-Info/Network                        2,717,939        2,717,939                --             --
        Internet Infrastructure Software                     3,003,318        3,003,318                --             --
        Investment Companies                                 3,715,742        3,715,742                --             --
        Medical - Drugs                                      4,401,654        4,401,654                --             --
        Real Estate Management/Service                       4,159,229        4,159,229                --             --
        Real Estate Operations/Development                   8,609,688        8,609,688                --             --
        REITS - Diversified                                  2,810,129        2,810,129                --             --
        Retail - Apparel/Shoe                                  741,170          741,170                --             --
        Retail - Building Products                           5,257,683        5,257,683                --             --
        Retail - Consumer Electronics                        2,857,378        2,857,378                --             --
        Retail - Major Department Stores                     2,839,404        2,839,404                --             --
        Retail - Pubs                                        1,900,759        1,900,759                --             --
        Steel - Producers                                    4,263,145        4,263,145                --             --
        Venture Capital                                      3,829,904        3,829,904                --             --
                                                          --------------------------------------------------------------
    TOTAL COMMON STOCK                                     135,190,057      135,190,057                --             --
                                                          --------------------------------------------------------------
    Rights
        Retail - Pubs                                          134,349          134,349                --             --
                                                          --------------------------------------------------------------
    TOTAL RIGHTS                                               134,349          134,349                --             --
                                                          --------------------------------------------------------------
Investments in Securities                                 $135,324,406     $135,324,406        $       --     $       --
                                                          --------------------------------------------------------------
Derivative Contracts
    Currency Forwards                                        2,371,029               --         2,371,029             --
                                                          --------------------------------------------------------------
TOTAL DERIVATIVE CONTRACTS - GROSS                        $  2,371,029     $         --        $2,371,029     $       --
                                                          --------------------------------------------------------------
TOTAL ASSETS                                              $137,695,435     $135,324,406        $2,371,029     $       --
                                                          --------------------------------------------------------------

    The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2009


LIABILITIES TABLE
------------------------------------------------------------------------------------------------------------------------
                                                                                              LEVEL 2         LEVEL 3
                                                          TOTAL FAIR                        SIGNIFICANT     SIGNIFICANT
                                                           VALUE AT           LEVEL 1       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                              JUNE 30, 2009     QUOTED PRICES      INPUTS          INPUTS
-------------------------------------------------------------------------------------------------------------------------
Securities Sold, Not Yet Purchased
    Common Stock Sold, Not Yet Purchased
        Chemicals - Diversified                           $ (2,615,371)    $ (2,615,371)      $        --     $       --
        Commercial Banks - Non US                           (3,987,714)      (3,987,714)               --             --
        Engineering/R&D Services                            (2,792,982)      (2,792,982)               --             --
        International Equity                               (49,663,033)     (49,663,033)               --             --
        Publishing - Newspapers                             (1,734,892)      (1,734,892)               --             --
        Retail - Consumer Electronics                         (690,699)        (690,699)               --             --
        Retail - Discount                                   (1,958,630)      (1,958,630)               --             --
        Soap And Cleaning Preparation                       (1,949,074)      (1,949,074)               --             --
        Transportation - Marine                             (1,419,536)      (1,419,536)               --             --
                                                          --------------------------------------------------------------
    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED             (66,811,931)     (66,811,931)               --             --
                                                          --------------------------------------------------------------
SECURITIES SOLD, NOT YET PURCHASED                        $(66,811,931)    $(66,811,931)      $        --     $       --
                                                          --------------------------------------------------------------
Derivative Contracts
    Currency Forwards                                       (4,428,461)              --        (4,428,461)            --
                                                          --------------------------------------------------------------
TOTAL DERIVATIVE CONTRACTS - GROSS                        $ (4,428,461)    $         --       $(4,428,461)    $       --
                                                          --------------------------------------------------------------
TOTAL LIABILITIES                                         $(71,240,392)    $(66,811,931)      $(4,428,461)    $       --
                                                          --------------------------------------------------------------

                                                     JUNE 30, 2009
INVESTMENTS IN SECURITIES -                          PERCENTAGE OF
BY COUNTRY                                            NET ASSETS (%)
---------------------------                          ---------------
  United Kingdom                                          18.77%
  Ireland                                                 16.47%
  Switzerland                                             12.64%
  Hong Kong                                               11.34%
  China                                                    7.20%
  Belgium                                                  4.68%
  Cayman Islands                                           4.09%
  Chile                                                    3.25%
  Luxembourg                                               3.14%
  Sweden                                                   2.21%
  Denmark                                                  2.19%
  Indonesia                                                1.89%
  Netherlands                                              0.74%
  Brazil                                                   0.31%
  Australia                                               (1.98%)
  United States                                          (36.54%)


                                                     JUNE 30, 2009
INVESTMENTS IN FOREIGN CURRENCY FORWARDS -           PERCENTAGE OF
BY CURRENCY                                           NET ASSETS (%)
---------------------------                          ---------------
  Norwegian Krone                                         (0.01%)
  Japanese Yen                                            (0.03%)
  Danish Krone                                            (0.04%)
  Swedish Krona                                           (0.08%)
  Swiss Francs                                            (0.08%)
  British Pounds                                          (0.51%)
  Euros                                                   (0.76%)

    The preceding notes are an integral part of these financial statements.
                                                                              21

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Tamarack International Fund, L.L.C.
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       September 3, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date                       September 3, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date                       September 3, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.